Financial and capital risk management (Details 11) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets	$ 8,906	$ 5,678
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	7,372	4,953
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	194	53
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets	9	13
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets	651	537
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	617	68
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 63	$ 54